Convertible loan receivable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2020	Jan. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Convertible loan receivable [Line Items]
Convertible Loan Receivable (Note 6)	$ 948,310		$ 948,310		$ 52,225	$ 0
Accrued interest income	18,000		36,000		27,000	$ 0
Interests receivable	63,000	$ 27,000	63,000	$ 27,000	$ 27,000
NMG
Convertible loan receivable [Line Items]
Loan bears interest per month	6,000		$ 6,000
Percentage of monthly management fee			66.67%
CCG | Convertible loan agreement
Convertible loan receivable [Line Items]
Proceeds from fund construction	1,250,000		$ 1,250,000
Loan bears interest per month	$ 6,000		$ 6,000
Outstanding units percentage	40.00%		40.00%